INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, syndicated loan (Details) - Rizobacter - Syndicated loan	Jun. 30, 2017 USD ($) multiple item installment	Apr. 25, 2017 USD ($)	Mar. 15, 2017 USD ($)
Borrowings:
Notional amount | $	$ 45,000,000	$ 23,000,000	$ 22,000,000
Number of disbursements | item	2
Number of installments | installment	13
Nominal interest rate (as a percent)	6.50%
Net debt to EBITA ratio	3
Liabilities to assets ratio	0.8
Contents required for noncompliance of debt covenants to not in default (as a percent)	50.00%
Year 2017
Borrowings:
EBITDA to interest ratio	1.2
Liabilities to assets ratio	0.85
Year 2018
Borrowings:
EBITDA to interest ratio	1.5
Liabilities to assets ratio	0.825
Year 2019
Borrowings:
EBITDA to interest ratio	2
Year 2020
Borrowings:
EBITDA to interest ratio	2
Liabilities to assets ratio	2,020